Document and Entity Information	12 Months Ended
Apr. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	CALAMOS ADVISORS TRUST/IL
Central Index Key	0001079575
Amendment Flag	false
Document Creation Date	Apr. 20, 2012
Document Effective Date	Apr. 29, 2012
Prospectus Date	Apr. 29, 2012